Basis of Presentation and Significant Accounting Policies - Recent Accounting Standards (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in net cash used in financing activities for adoption of new accounting guidance	$ 2,428	$ (7,932)	$ (14,156)	$ (8,063)
Accounting Standards Update 2016-18 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in net cash used in financing activities for adoption of new accounting guidance				$ 3,000
Accounting Standards Update 2016-01 [Member] | AOCI Attributable to Parent [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle					$ (17)
Accounting Standards Update 2016-01 [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle					$ 17